Consolidated Statements of Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Convertible Preferred Stock [Member]	Convertible Notes [Member]	Common Stock [Member]	Common Stock [Member] Convertible Preferred Stock [Member]	Common Stock [Member] Convertible Notes [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Convertible Preferred Stock [Member]	Additional Paid-in Capital [Member] Convertible Notes [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Other Comprehensive Loss [Member] Convertible Preferred Stock [Member]	Accumulated Other Comprehensive Loss [Member] Convertible Notes [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Convertible Preferred Stock [Member]	Accumulated Deficit [Member] Convertible Notes [Member]
Balance at Aug. 31, 2010	$ (170,829)			$ 19			$ 5,479						$ (176,327)
Balance (in shares) at Aug. 31, 2010				1,948,042
Exercise of common stock options (in shares)				66,126
Exercise of common stock options	164			1			163
Stock compensation expense	2,710						2,710
Net loss	(36,336)												(36,336)
Foreign currency translation adjustment	(27)									(27)
Balance at Aug. 31, 2011	(204,318)			20			8,352			(27)			(212,663)
Balance (in shares) at Aug. 31, 2011				2,014,168
Exercise of common stock options (in shares)	298,282			298,282
Exercise of common stock options	538			3			535
Common stock issued upon IPO, net of offering costs (in shares)				5,750,000
Common stock issued upon IPO, net of offering costs	65,158			58			65,100
Conversion of convertible stock upon IPO (in shares)					15,353,221	1,098,575
Conversion of convertible stock upon IPO		197,502	14,282		153	11		197,349	14,271
Cancellation of common stock (in shares)				(5,817)
Cancellation of common stock
Restricted stock issued (in shares)				45,100
Restricted stock issued
Restricted stock cancelled (in shares)				(4,500)
Restricted stock cancelled
Conversion of liability classified warrants to equity classified warrants upon IPO	17,158						17,158
Stock compensation expense	1,909						1,909
Effect of reverse stock split	(2)						(2)
Net loss	(29,410)												(29,410)
Foreign currency translation adjustment	(262)									(262)
Unrealized loss on marketable securities	6									6
Balance at Aug. 31, 2012	62,561			245			304,672			(283)			(242,073)
Balance (in shares) at Aug. 31, 2012				24,549,029
Exercise of common stock options (in shares)	23,832			23,832
Exercise of common stock options	56						56
Restricted stock issued (in shares)				348,375
Restricted stock issued	3			3
Restricted stock cancelled (in shares)				(24,037)
Restricted stock cancelled
Stock compensation expense	3,310						3,310
Net loss	(32,511)												(32,511)
Foreign currency translation adjustment	(395)									(395)
Unrealized loss on marketable securities	(18)									(18)
Balance at Aug. 31, 2013	33,006			248			308,038			(696)			(274,584)
Balance (in shares) at Aug. 31, 2013				24,897,199
Restricted stock issued (in shares)				328,260
Restricted stock issued	4			4
Restricted stock cancelled (in shares)				(1,190)
Restricted stock cancelled
Stock compensation expense	922						922
Net loss	(8,205)												(8,205)
Foreign currency translation adjustment	104									104
Unrealized loss on marketable securities	5									5
Balance at Nov. 30, 2013	$ 25,836			$ 252			$ 308,960			$ (587)			$ (282,789)
Balance (in shares) at Nov. 30, 2013				25,224,269